Document and Entity Information	12 Months Ended
Jan. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	CALVERT FUND
Central Index Key	0000701039
Amendment Flag	false
Document Creation Date	Nov 1, 2012
Document Effective Date	Nov 1, 2012
Prospectus Date	Jan 31, 2012

SUPPLEMENT TO

CALVERT HIGH YIELD BOND FUND

Calvert Income Funds Prospectus
Class I (Institutional)
dated January 31, 2012

Date of Supplement: November 1, 2012

Effective November 1, 2012, Calvert Investment Management, Inc. (the "Advisor") has agreed to contractually limit direct net annual fund operating expenses for Class I of Calvert High Yield Bond Fund (the "Fund") to 0.74% through January 31, 2014.

To reflect the new expense limitation, the table contained under "Fees and Expenses of the Fund" for Calvert High Yield Bond Fund on page 11 of the Prospectus is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.22%
Total annual fund operating expenses	0.97%
Less fee waiver and/or expense reimbursement [1]	(0.23%)
Net expenses	0.74%

[1] The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.74% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

The table contained under "Fees and Expenses of the Fund - Example" for Calvert High Yield Bond Fund on page 11 of the Prospectus is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$7,558	$28,486	$50,879	$113,959

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf1_SupplementTextBlock

SUPPLEMENT TO

CALVERT HIGH YIELD BOND FUND

Calvert Income Funds Prospectus
Class I (Institutional)
dated January 31, 2012

Date of Supplement: November 1, 2012

Effective November 1, 2012, Calvert Investment Management, Inc. (the "Advisor") has agreed to contractually limit direct net annual fund operating expenses for Class I of Calvert High Yield Bond Fund (the "Fund") to 0.74% through January 31, 2014.

To reflect the new expense limitation, the table contained under "Fees and Expenses of the Fund" for Calvert High Yield Bond Fund on page 11 of the Prospectus is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.22%
Total annual fund operating expenses	0.97%
Less fee waiver and/or expense reimbursement [1]	(0.23%)
Net expenses	0.74%

[1] The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.74% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

The table contained under "Fees and Expenses of the Fund - Example" for Calvert High Yield Bond Fund on page 11 of the Prospectus is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$7,558	$28,486	$50,879	$113,959

Institutional | Calvert High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf1_SupplementTextBlock

SUPPLEMENT TO

CALVERT HIGH YIELD BOND FUND

Calvert Income Funds Prospectus
Class I (Institutional)
dated January 31, 2012

Date of Supplement: November 1, 2012

Effective November 1, 2012, Calvert Investment Management, Inc. (the "Advisor") has agreed to contractually limit direct net annual fund operating expenses for Class I of Calvert High Yield Bond Fund (the "Fund") to 0.74% through January 31, 2014.

To reflect the new expense limitation, the table contained under "Fees and Expenses of the Fund" for Calvert High Yield Bond Fund on page 11 of the Prospectus is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.22%
Total annual fund operating expenses	0.97%
Less fee waiver and/or expense reimbursement [1]	(0.23%)
Net expenses	0.74%

[1] The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.74% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

The table contained under "Fees and Expenses of the Fund - Example" for Calvert High Yield Bond Fund on page 11 of the Prospectus is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$7,558	$28,486	$50,879	$113,959

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Institutional | Calvert High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%) [1]
Net expenses	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	7,558
3 Years	rr_ExpenseExampleYear03	28,486
5 Years	rr_ExpenseExampleYear05	50,879
10 Years	rr_ExpenseExampleYear10	113,959

[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.74% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2012